Share capital - Rio Tinto plc - Additional information (Detail) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
American depository receipts [member]
Disclosure Of Classes Of Share Capital [Line Items]
Value of shares purchased by employee share ownership trusts		$ 140.0	$ 38.9	$ 40.1
Rio Tinto plc [member]
Disclosure Of Classes Of Share Capital [Line Items]
Shares held in the employee share ownership trusts on behalf of Rio Tinto plc		1,770,651
Number of shares bought back		63,984,287	32,937,109	0
Rio Tinto plc [member] | Major ordinary share transactions [member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares bought back	10,956,767
Rio Tinto plc [member] | American depository receipts [member]
Disclosure Of Classes Of Share Capital [Line Items]
ADRs held by the Employee share ownership Trust (ESOT)		72,809